RELATED PARTIES - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTIES
Salaries and other short-term employee benefits	$ 1,486	$ 1,668	$ 1,526
Post-employment benefits	64	91	61
Share-based payments	1,041	1,611	661
Other long-term benefits	$ 44	$ 54	$ 33